DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt discount from initial derivative	$ 0	$ 0	$ 1,774,000	$ 0
Derivative expense	(176,790)	(3,572,107)
Level 3
Derivative liability, beginning	8,836,514	$ 0	0
Debt discount from initial derivative			1,774,000
Initial fair value of derivative liabilities			2,601,631
Change in derivative liability from conversion of notes payable	(1,144,290)		(407,654)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,763)		0
Change in fair value of derivative liabilities at end of period	176,790		4,868,537
Derivative liability, ending	$ 6,582,252		8,836,514	$ 0
Derivative expense			$ 5